Stockholders’ Equity (Deficit) (Details Narrative) - USD ($)					1 Months Ended												3 Months Ended				4 Months Ended	6 Months Ended		12 Months Ended
	Jun. 04, 2019	Apr. 03, 2019	Mar. 29, 2019	Jan. 25, 2019	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Jan. 31, 2020	Oct. 31, 2019	Sep. 30, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Jun. 04, 2020	Jun. 03, 2020	Jun. 03, 2019	Mar. 26, 2019	Mar. 25, 2019	Mar. 07, 2019	Dec. 31, 2018
Class of Stock [Line Items]
Number of common stock issue						140,000,000
Personnel costs																	$ 93,121		$ 284,507			$ 1,389,121	$ 499,462	$ 827,201	$ 1,499,585
Stock issued during the period convertible, shares																					49,110,845
Stock issued during the period convertible																					$ 171,600				46,048
Debt conversion, converted instrument, amount																								94,593	38,552
Number of shares of common stock															8,600,298
Share issued for services, value																									7,500
Exercise of stock options																			10,400					10,400	5,000
Preferred stock dividend																	$ 9,519	$ 1,722	$ 1,725	$ 2,588				$ 7,764	$ 9,488
Conversion of stock amount converted																						$ 53,000
Common stock, shares authorized					2,000,000,000												2,000,000,000				2,000,000,000	2,000,000,000		2,000,000,000	2,000,000,000				1,000,000,000	500,000,000
Common stock, par value					$ 0.001												$ 0.001				$ 0.001	$ 0.001		$ 0.001	$ 0.001				$ 0.001	$ 0.001
Preferred stock, shares authorized					10,000,000												10,000,000				10,000,000	10,000,000		10,000,000	10,000,000				10,000,000	10,000,000
Preferred stock, par value					$ 0.001												$ 0.001				$ 0.001	$ 0.001		$ 0.001	$ 0.001				$ 0.001	$ 0.001
Number of common stock warrants exercises																								4,170,000
Accrued salary and interest accruals																																$ 348,312
Debt conversion price per share																															$ 0.08
Common Stock [Member]
Class of Stock [Line Items]
Stock issued during the period convertible, shares																									427,500
Stock issued during the period convertible																									$ 428
Shares issued for exercise of warrants																	30,887,276
Number of shares issued for conversion																	53,000,000
Number of shares of common stock									90,216						8,600,298
Number of shares issued for services																									250,000
Share issued for services, value																									$ 250
Number of options exercised																			4,000,000					4,000,000	500,000
Exercise of stock options																			$ 4,000					$ 4,000	$ 500
Preferred stock dividend
Conversion of stock amount converted		$ 28,750
Investment recognized and amortized		$ 25,000
Common shares issued for services and compensation, shares																		31,834,386	16,279,273					16,279,273
Conversion of Series B preferred stock for common shares																			958,333					958,333	1,465,949
Common Stock [Member] | Securities Exchange Agreement [Member]
Class of Stock [Line Items]
Number of shares issued for conversion	129,558,574
Debentures [Member]
Class of Stock [Line Items]
Debt conversion, converted instrument, shares issued																						137,987,777
Debt conversion, converted instrument, amount																						$ 495,247
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Stock issued during the period convertible, shares
Stock issued during the period convertible
Number of shares issued for conversion																	(53,000)
Number of shares issued for services
Share issued for services, value
Number of options exercised
Exercise of stock options
Preferred stock dividend
Preferred stock, shares issued					76,559												76,559				0	76,559		0	0	129,559	129,559
Preferred stock, shares outstanding					76,559												76,559				0	76,559		0	0
Preferred stock, shares authorized					129,559												129,559				129,559	129,559		129,559	129,559
Preferred stock, par value																												$ 0.001
Common shares issued for services and compensation, shares
Conversion of Series B preferred stock for common shares
Conversion price																												$ 1,000
Series C Preferred Stock [Member] | Employment Services Agreement [Member]
Class of Stock [Line Items]
Conversion of stock description	Each share of Series C Preferred Stock is convertible, at any time and from time to time, at the option of the holder thereof, into that number of shares of Common Stock (subject in each case to a 4.99% beneficial ownership limitation) determined by dividing the Stated Value of such share of Series C Preferred Stock by the Series C Preferred Stock conversion price of $1.00 per share. Consequently, each Share of Series C Preferred Stock is presently convertible into 1,000 shares of Common Stock.
Debt conversion price per share	$ 1.00
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Stock issued during the period convertible, shares
Stock issued during the period convertible
Number of shares of common stock		125,000							958,333
Number of shares issued for services
Share issued for services, value
Number of options exercised
Exercise of stock options
Preferred stock dividend																						$ 13,800
Preferred stock, shares issued					50,000												50,000				50,000	50,000		50,000	75,000
Preferred stock, shares outstanding					50,000												50,000				50,000	50,000		50,000	75,000
Dividend stated value, price per share		$ 1.15
Redemption price per share		$ 1.35
Number of shares issued, value		$ 125,000
Conversion of stock amount converted		25,000
Investment recognized and amortized		$ 28,750
Amortization expense																									$ 36,412
Conversion of stock description																									Subject to a floor price limitation of $0.03 per share, the automatic conversion price to which the Conversion/Dividend Stated Value will be applied will be the lower of (i) $0.10 per share of common stock; or (ii) a 20% discount to the lowest volume weighted average price (“VWAP”) for our common stock on our principal trading market during the five (5) trading days immediately prior to the automatic conversion date.
Preferred stock, shares authorized		1,500,000			500,000												500,000				500,000	500,000		500,000	500,000
Preferred stock, par value		$ 0.001
Common shares issued for services and compensation, shares
Conversion of Series B preferred stock for common shares									25,000										(25,000)					(25,000)	(50,000)
Series B Dividends [Member]
Class of Stock [Line Items]
Number of shares issued, value																								$ 38,287
Accrued interest																					$ 12,075			$ 12,075
Auctus [Member]
Class of Stock [Line Items]
Shares issued for exercise of warrants					30,887,276		30,887,276
Pride Partner [Member]
Class of Stock [Line Items]
Shares issued for exercise of warrants																							4,170,000
LGBT Loyalty LLC [Member] | Securities Exchange Agreement [Member]
Class of Stock [Line Items]
Number of restricted common stock, shares				120,959,996
Common stock, issued and outstanding percentage				49.99%
Maxim Partners, LLC [Member] | Securities Exchange Agreement [Member]
Class of Stock [Line Items]
Stock issued during the period convertible, shares			8,598,578
Stock issued during the period convertible			$ 388,675
Pride Partners LLC [Member]
Class of Stock [Line Items]
Number of shares of common stock																									427,500
Pride Partners LLC [Member] | Warrant [Member]
Class of Stock [Line Items]
Number of shares of common stock																									4,365,000
Board Members [Member]
Class of Stock [Line Items]
Number of common stock issue						140,000,000
Personnel costs						$ 961,666
Employees and Consultants [Member]
Class of Stock [Line Items]
Number of common stock issue						31,834,386
Number of common stock issue, value						$ 236,448
Related Party [Member]
Class of Stock [Line Items]
Stock issued during the period convertible, shares					11,956,004
Stock issued during the period convertible					$ 204,364
Pride [Member] | Series C Preferred Stock [Member]
Class of Stock [Line Items]
Conversion of stock shares converted																						53,000
Pride [Member] | Common Stock [Member]
Class of Stock [Line Items]
Number of shares issued for conversion																						53,000,000
Bridge Noteholder [Member]
Class of Stock [Line Items]
Number of shares of common stock											294,994
Consultant [Member]
Class of Stock [Line Items]
Number of shares of common stock																250,000
Number of shares issued for services																							10,052,318	10,052,318
Share issued for services, value																$ 7,500							$ 459,417	$ 459,417
Number of options exercised																500,000
Exercise of stock options																$ 5,000
Consultant [Member] | Restricted Stock [Member]
Class of Stock [Line Items]
Number of shares issued for services																750,000
Durwood Orlando Reece [Member]
Class of Stock [Line Items]
Number of shares of common stock										1,000,000
Common shares issued for services and compensation, shares								11,942,161
Director [Member]
Class of Stock [Line Items]
Shares issued for compensation								11,942,161
Investor [Member]
Class of Stock [Line Items]
Shares issued for accrued dividend									90,216
Investor [Member] | Common Stock [Member]
Class of Stock [Line Items]
Number of shares of common stock																									38,287
Investor [Member] | Two Series B Preferred Stock [Member]
Class of Stock [Line Items]
Number of shares of common stock																									1,465,949
Investor [Member] | Common Stock [Member]
Class of Stock [Line Items]
Number of shares issued for conversion									958,333
Investor [Member] | Series B Preferred Stock [Member]
Class of Stock [Line Items]
Stock issued during the period convertible																									$ 50,000
Conversion of stock shares converted									25,000
Executives, Officers and Consultants [Member]
Class of Stock [Line Items]
Number of shares issued for services								12,889,267
Share issued for services, value								$ 139,215
Two Option Holders [Member]
Class of Stock [Line Items]
Number of options exercised							4,000,000
Shares issued price per share							$ 0.0026												$ 0.0026				$ 0.0026
Exercise of stock options							$ 10,400
Pride Partner [Member] | Series C Preferred Stock [Member]
Class of Stock [Line Items]
Conversion of stock shares converted																	53,000
Pride Partner [Member] | Common Stock [Member]
Class of Stock [Line Items]
Number of shares issued for conversion																	53,000,000
Executive Officers [Member]
Class of Stock [Line Items]
Number of shares issued for services								12,889,267
Share issued for services, value								$ 139,215
Option Holders [Member]
Class of Stock [Line Items]
Number of options exercised							4,000,000
Stock options exercised price							$ 0.0026												$ 0.0026				$ 0.0026
Two Lender [Member]
Class of Stock [Line Items]
Number of shares of common stock																									26,586,234
Five Unrelated Individuals [Member]
Class of Stock [Line Items]
Number of shares of common stock														5,000,000	5,000,000										5,000,000
Series B Investor [Member] | Common Stock [Member]
Class of Stock [Line Items]
Conversion of stock shares converted												731,031	734,918
Series B Investor [Member] | Series B Preferred Stock [Member]
Class of Stock [Line Items]
Conversion of stock shares converted												25,000	25,000
Deferred Officer Compensation [Member]
Class of Stock [Line Items]
Amortization of deferred officer compensation																									$ 195,054